Average Annual Total Returns		12 Months Ended	60 Months Ended	112 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		23.81%	13.86%	13.82%
Russell 3000® Growth Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Growth Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		32.46%	18.25%	17.36%
Zevenbergen Growth Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		34.10%	15.12%	15.57%
Performance Inception Date	Aug. 31, 2015
Zevenbergen Growth Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		34.50%	15.47%	15.89%
Performance Inception Date				Aug. 31, 2015
Zevenbergen Growth Fund - Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		34.50%	15.37%	15.83%
Zevenbergen Growth Fund - Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		20.42%	12.51%	13.48%
Zevenbergen Genea Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		34.37%	17.22%	18.66%
Performance Inception Date	Aug. 31, 2015
Zevenbergen Genea Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		34.76%	17.57%	18.99%
Performance Inception Date	Aug. 31, 2015
Zevenbergen Genea Fund - Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		34.76%	17.57%	18.97%
Zevenbergen Genea Fund - Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		20.58%	14.29%	16.30%